Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Investment securities		$ 347,925	$ 313,801
Total assets	[1]	1,787,632	1,687,155
Liabilities and equity
Short-term borrowings		97,528	63,518	$ 53,883
Accrued expenses and other liabilities		73,365	86,122
Long-term debt		199,536	183,943
Total liabilities	[2]	1,593,741	1,501,893
Stockholders' equity		192,998	184,394
Total liabilities and equity		1,787,632	1,687,155
Parent Company [Member]
Assets
Cash and cash equivalents		36,166	43,846	$ 42,389	$ 35,702
Other assets		6,857	6,225
Total assets		343,625	312,147
Liabilities and equity
Short-term borrowings		0	2,270
Accrued expenses and other liabilities		8,135	6,984
Long-term debt		117,791	97,275
Indebtedness to nonbank subsidiaries		24,701	21,224
Total liabilities		150,627	127,753
Stockholders' equity		192,998	184,394
Total liabilities and equity		343,625	312,147
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries		47,363	18,166
Investments in subsidiaries		169,081	162,806
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries		35,327	35,783
Investments in subsidiaries		25,638	24,567
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash and cash equivalents		36,162	43,843
Investment securities		14,992	10,001
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents		4	3
Investment securities		$ 8,201	$ 10,753

[1]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2015 and 2014, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Accrued expenses and other liabilities, $57 million and $49 million; Long-term debt, $1.3 billion and $1.6 billion; and Total liabilities, $1.4 billion and $1.7 billion, respectively.